Borrowings - Summary of Repayment of Debentures and Borrowings Including the Current Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 10,006,685	₩ 8,437,703
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,083,705	₩ 552,995
Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	10,033,053
Gross carrying amount [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	8,444,351
Gross carrying amount [member] | Bonds [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	5,448,000
Gross carrying amount [member] | Bonds [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,996,351
Gross carrying amount [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,588,702
Gross carrying amount [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,428,769
Gross carrying amount [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	159,933
Gross carrying amount [member] | Jan 1, 2023 - Dec 31, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,827,513
Gross carrying amount [member] | Jan 1, 2023 - Dec 31, 2023 [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,154,573
Gross carrying amount [member] | Jan 1, 2023 - Dec 31, 2023 [member] | Bonds [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	760,000
Gross carrying amount [member] | Jan 1, 2023 - Dec 31, 2023 [member] | Bonds [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	394,573
Gross carrying amount [member] | Jan 1, 2023 - Dec 31, 2023 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	672,940
Gross carrying amount [member] | Jan 1, 2023 - Dec 31, 2023 [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	590,040
Gross carrying amount [member] | Jan 1, 2023 - Dec 31, 2023 [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	82,900
Gross carrying amount [member] | Jan 1, 2024 - Dec 31, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,334,954
Gross carrying amount [member] | Jan 1, 2024 - Dec 31, 2024 [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,827,368
Gross carrying amount [member] | Jan 1, 2024 - Dec 31, 2024 [member] | Bonds [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,380,000
Gross carrying amount [member] | Jan 1, 2024 - Dec 31, 2024 [member] | Bonds [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	447,368
Gross carrying amount [member] | Jan 1, 2024 - Dec 31, 2024 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	507,586
Gross carrying amount [member] | Jan 1, 2024 - Dec 31, 2024 [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	455,899
Gross carrying amount [member] | Jan 1, 2024 - Dec 31, 2024 [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	51,687
Gross carrying amount [member] | Jan 1, 2025 - Dec 31, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,461,002
Gross carrying amount [member] | Jan 1, 2025 - Dec 31, 2025 [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,278,570
Gross carrying amount [member] | Jan 1, 2025 - Dec 31, 2025 [member] | Bonds [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,138,000
Gross carrying amount [member] | Jan 1, 2025 - Dec 31, 2025 [member] | Bonds [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,140,570
Gross carrying amount [member] | Jan 1, 2025 - Dec 31, 2025 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	182,432
Gross carrying amount [member] | Jan 1, 2025 - Dec 31, 2025 [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	182,432
Gross carrying amount [member] | Jan 1, 2026 - Dec 31, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,038,737
Gross carrying amount [member] | Jan 1, 2026 - Dec 31, 2026 [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	926,920
Gross carrying amount [member] | Jan 1, 2026 - Dec 31, 2026 [member] | Bonds [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	420,000
Gross carrying amount [member] | Jan 1, 2026 - Dec 31, 2026 [member] | Bonds [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	506,920
Gross carrying amount [member] | Jan 1, 2026 - Dec 31, 2026 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	111,817
Gross carrying amount [member] | Jan 1, 2026 - Dec 31, 2026 [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	111,817
Gross carrying amount [member] | After 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,370,847
Gross carrying amount [member] | After 2027 [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,256,920
Gross carrying amount [member] | After 2027 [member] | Bonds [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,750,000
Gross carrying amount [member] | After 2027 [member] | Bonds [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	506,920
Gross carrying amount [member] | After 2027 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	113,927
Gross carrying amount [member] | After 2027 [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	88,581
Gross carrying amount [member] | After 2027 [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 25,346